Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Leases [Abstract]
Remainder of 2017	$ 36,641
2018	147,490
2019	148,320
2020	148,994
2021	149,952
Thereafter	791,176
Operating leases, future minimum payments due	$ 1,422,573